Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) available to common Shareholders	€ (1,666,658)	€ (512,007)	€ (5,021,229)
Income (Loss) available to common shareholders, including assumed Conversions	€ (1,666,658)	€ (512,007)	€ (5,021,229)
Weighted Average Number of Shares Issued, Basic	25,021,966	23,600,428	20,593,720
Weighted Average Number of Shares Outstanding, Diluted	25,021,966	23,600,428	20,593,720
Basic income (loss) per share	€ (0.07)	€ (0.02)	€ (0.24)
Diluted income (loss) per share	€ (0.07)	€ (0.02)	€ (0.24)